SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total	$ 251,722	$ 2,791,198	$ 4,760,705	$ 16,629,450
Sourced and Distributed Products [Member]
Product Information [Line Items]
Total	75,222	2,758,798	4,544,855	16,537,350
OED Installations [Member]
Product Information [Line Items]
Total	$ 176,500	$ 32,400	$ 215,850	$ 92,100